Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Lease Expiration Date	Aug. 31, 2015
Operating Leases, Rent Expense	$ 95,000	$ 51,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	26,531
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	216,667
Sergio Zyman [Member] | Restricted Stock [Member]
Commitments and Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	66,666